LOSSES PER SHARE (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss for basic and diluted loss per share	$ 14,523	$ 9,390
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	92,917,554	89,518,778
Weighted average number of ordinary shares used in computing diluted net loss per share	92,917,554	89,518,778
Basic loss per ordinary share	$ (0.16)	$ (0.1)
Diluted loss per ordinary share	$ (0.16)	$ (0.1)